Capital Stock	12 Months Ended
Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Capital Stock

NOTE 12 - Capital Stock

1)	Preferred Stock:

The Company is authorized to issue 50,000,000 shares of preferred stock, with par value of $0.001. As of December 31, 2019, there were no preferred stock shares outstanding. The Board of Directors has the authority to issue preferred stock in one or more series, and in connection with the creation of any such series, by resolutions providing for the issuance of the shares thereof, to determine dividends, voting rights, conversion rights, redemption privileges and liquidation preferences.

2)	Common Stock:

The Company is authorized to issue 90,000,000 shares of common stock, reflecting a reverse split in the ratio of 1 for 5 effective January 16, 2019, with par value of $0.001.

On February 13, 2017, all of Aircom's 5,513,334 restricted shares were converted to 2,055,947 shares of Aerkomm's restricted stock at the ratio of 2.681651 to 1, pursuant to the Exchange Agreement (see Note 1). As of December 31, 2019 and 2018, the restricted shares consisted of the following:

	December 31, 2019	December 31, 2018

Restricted stock - vested	1,802,373	1,802,373
Restricted stock - unvested	149,162	149,162
Total restricted stock	1,951,535	1,951,535

The unvested shares of restricted stock were recorded under a deposit liability account awaiting future conversion to common stock when they become vested. On December 21, 2018, the Company repurchased and cancelled an aggregate of 104,413 unvested shares of restricted common stock for a purchase price of $0.0067 per share.

On June 30, 2018, the Company issued 8,000 and 2,000 shares of its common stock for the aggregate amount of $199,500 to Integra Consulting Group LLC ("Integra") and Anthony D. Altavilla, principal of Integra, respectively, according to the Consulting Agreement signed on November 15, 2017 between the Company and Integra.

As of March 31, 2018, the Company completed its private placement offering of 24,666 shares of its common stock at a price of $28.00 per share for the aggregate amount of $690,648 and the subscribed capital of $75,040 were transferred to common shares subsequently in April and May 2018.

On May 14, 2018, the Company entered into an underwriting agreement (the "Underwriting Agreement") with Boustead Securities, LLC ("Boustead") in connection with the public offering, issuance and sale of up to 1,411,782 shares of the Company's common stock on a best efforts basis, with a minimum requirement of 117,647 shares, at the public offering price of $42.50 (originally $8.5 per share before 1 to 5 reverse split) per share, less underwriting discounts, for minimum gross proceeds of $5,000,000 and up to a maximum of $60,000,000. As of December 31, 2018, pursuant to the Underwriting Agreement, the Company had issued an aggregate of 1,025,000 shares of common stock (including 19 shares that were added as a result of rounding in connection with the one-for-five reverse split concluded on January 16, 2019) for gross proceeds of $43,560,894, or net proceeds of $40,503,791.

On July 2, 2019, the board of directors approved a supplement to the engagement agreement with one of the Company's service providers pursuant to which the Company agreed to issue to the service provider 23,972 shares of the Company's common stock in consideration of that service provider's agreement to defer the receipt of payment of certain accrued fees amounted to $94,930 due to the service provider.

3)	Stock Warrant:

The Company has entered into a service agreement which provides for the issuance of warrants to purchase shares of its common stock to a service provider as payment for services. The warrants allow the service provider to purchase a number of shares of Aerkomm common stock equal to the service fee value divided by 85% of the share price paid by investors for Aerkomm's common stock in the first subsequent qualifying equity financing event, at an exercise price of $0.05 per share. For the year ended December 31, 2019 and 2018, Aerkomm has issued additional stock warrants exercisable for $0 and $56,667, respectively, in value of Aerkomm common stock to the service provider as payment for additional services. As of June 28, 2019, these warrants are equivalent to 4,891 shares of the Company's common stock. On June 29, 2019, the Company settled with the service provider to cancel all warrants amounting to $176,667 with $75,000 in three installments payable on July 3, August 1, and September 1, 2019 and all three installments were paid on schedule.

In connection with the Underwriting Agreement with Boustead, the Company agreed to issue to Boustead warrants to purchase a number of the Company's shares equal to 6% of the gross proceeds of the public offering, which shall be exercisable, in whole or in part, commencing on April 13, 2018 and expiring on the five-year anniversary at an initial exercise price of $53.125 per share, which is equal to 125% of the offering price paid by investors. As of December 31, 2019 and 2018, the Company issued warrants to Boustead to purchase 77,680 and 61,498 shares, respectively, of the Company's stock and the total warrant value is $194,900 and $193,700, respectively.  For the year ended December 31, 2019, the Company recorded $1,200 of increase in the additional paid-in capital as the adjustment for the issuance costs of these stock warrants.